Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Termination	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions to or terminate the Plan at any time, subject to the provisions of ERISA and the IRC. In the event of Plan termination, participants would become 100% vested in their employer contributions.